Touchstone International Equity ETF Expense Example - Touchstone International Equity ETF - Touchstone International Equity ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,178